TRADE AND OTHER RECEIVABLES - Aging of trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Aging of trade receivables
Trade receivables	$ 412	$ 446
Unbilled Receivables
Aging of trade receivables
Expected loss rate, %	0.00%	0.00%
Trade receivables	$ 40	$ 37
Current
Aging of trade receivables
Expected loss rate, %	1.90%	0.60%
Trade receivables	$ 311	$ 354
Trade receivables
Aging of trade receivables
Expected loss rate, %	10.60%	15.40%
Trade receivables	$ 42	$ 33
Between 31 and 120 days
Aging of trade receivables
Expected loss rate, %	50.00%	31.00%
Trade receivables	$ 18	$ 20
Greater than 120 days
Aging of trade receivables
Expected loss rate, %	98.50%	97.10%
Trade receivables		$ 2
Greater than 120 days netting
Aging of trade receivables
Trade receivables	$ 1
Cost
Aging of trade receivables
Trade receivables	508	530
Cost | Unbilled Receivables
Aging of trade receivables
Trade receivables	40	37
Cost | Current
Aging of trade receivables
Trade receivables	317	356
Cost | Trade receivables
Aging of trade receivables
Trade receivables	47	39
Cost | Between 31 and 120 days
Aging of trade receivables
Trade receivables	36	29
Cost | Greater than 120 days
Aging of trade receivables
Trade receivables	68	69
Expected credit losses
Aging of trade receivables
Trade receivables	(96)	(84)	$ (159)
Expected credit losses | Unbilled Receivables
Aging of trade receivables
Trade receivables	0	0
Expected credit losses | Current
Aging of trade receivables
Trade receivables	(6)	(2)
Expected credit losses | Trade receivables
Aging of trade receivables
Trade receivables	(5)	(6)
Expected credit losses | Between 31 and 120 days
Aging of trade receivables
Trade receivables	(18)	(9)
Expected credit losses | Greater than 120 days
Aging of trade receivables
Trade receivables	$ (67)	$ (67)